INCOME TAXES (Tax paid) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Tax Paid	$ 41,537	$ 29,876	$ 26,842
Domestic (Israel) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax Paid	27,199	20,039	14,696
United States [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax Paid	9,265	9,308	8,743
Germany [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax Paid	4,415	40	3,054
Other [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax Paid	$ 658	$ 489	$ 349